Investments in Affiliates (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates
Investments in Affiliates

We have investments in several businesses accounted for using the equity method of accounting. Cost of products sold includes $2.9 and $1.8 for the three months ended March 31, 2016 and 2015, for our share of income of equity investees other than Magnetation LLC (“Magnetation”). Our share of loss from Magnetation is included in other income (expense) and was $16.3 for the three months ended March 31, 2015. Our results of operations for the three months ended March 31, 2016, do not include any losses of Magnetation since we wrote off the basis in our investment as of March 31, 2015.

Summarized financial statement data for all investees is presented below. The financial results for Magnetation are only included through March 31, 2015, since it is unlikely that we will retain our equity interest as a result of Magnetation’s bankruptcy.

	Three Months Ended March 31,
	2016	2015
Revenue	$69.6	$131.5
Gross profit	23.0	7.0
Net income (loss)	7.8	(24.6)

Magnetation

As of March 31, 2015, we concluded that our 49.9% equity interest in Magnetation was fully impaired and recorded a non-cash impairment charge of $256.3 for the quarter ended March 31, 2015. On May 5, 2015, Magnetation and its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code with the United States Bankruptcy Court for the District of Minnesota. Magnetation’s outstanding indebtedness is non-recourse to us. We are not required to make any additional capital contributions or other future investments in Magnetation and have not guaranteed any obligations of Magnetation. Because we consider it unlikely that we will retain our equity interest in Magnetation as a result of Magnetation’s bankruptcy, we do not expect to record any further impact in our financial statements from our equity investment in Magnetation.

Investments in Affiliates

We have investments in several businesses accounted for using the equity method of accounting. Investees and equity ownership percentages are presented below:

Equity Ownership %
Combined Metals of Chicago, LLC	40.0%
Delaco Processing, LLC	49.0%
Magnetation LLC	49.9%
Rockport Roll Shop LLC	50.0%
Spartan Steel Coating, LLC	48.0%

Cost of products sold includes $6.7, $11.7 and $8.1 in 2015, 2014 and 2013 for our share of income of equity investees other than Magnetation LLC (“Magnetation”). Our share of loss from Magnetation through the first quarter of 2015 is included in other income (expense) and totaled $16.3, $15.2 and $4.9 for 2015, 2014 and 2013. No amounts for Magnetation are included in our results after March 31, 2015, since the investment has been written off. As of December 31, 2015, our carrying cost of our investment in Spartan Steel exceeded our share of the underlying equity in net assets by $13.9. This difference is being amortized and is included in cost of products sold.

Summarized financial statement data for all investees is presented below. The financial results for the acquired joint ventures are only included for the period since the acquisition and the financial results for Magnetation are only included through March 31, 2015, since it is unlikely that we will retain our equity interest as a result of Magnetation’s bankruptcy.

	2015	2014	2013
Revenue	$356.4	$386.1	$293.9
Gross profit	68.3	93.2	103.7
Net income (loss)	(9.8)	10.8	20.1

	2015	2014
Current assets	$89.3	$211.8
Noncurrent assets	66.9	879.1
Current liabilities	14.5	157.1
Noncurrent liabilities	33.8	516.6

We regularly transact business with these equity investees. Transactions with all equity investees for the years indicated are presented below:

	2015	2014	2013
Sales to equity investees	$61.4	$93.4	$71.6
Purchases from equity investees	251.0	67.7	12.5

Outstanding receivables and payables with all equity investees as of the end of the year indicated are presented below:

	2015	2014
Accounts receivable from equity investees	$0.4	$2.5
Accounts payable to equity investees	33.1	10.9

Magnetation

As of March 31, 2015, we concluded that our 49.9% equity interest in Magnetation was fully impaired and recorded a non-cash impairment charge of $256.3 for the quarter ended March 31, 2015. Key factors that affected our conclusion that an other-than-temporary impairment had occurred as of March 31, 2015, included (i) the significant market decline in global iron ore pellet pricing during the first quarter of 2015 and resulting negative cash flow effects on Magnetation’s results; (ii) a less favorable longer-term forecast of iron ore prices and resulting cash flow outlook for Magnetation; (iii) the likely loss of our equity interest in Magnetation if it filed for bankruptcy; and (iv) Magnetation’s existing capital structure and its inability to raise additional capital from third parties or the equity holders. Before March 31, 2015, we believed that the fair value of our interest in Magnetation exceeded its carrying amount and that despite near-term temporary pressures on liquidity, long-term cash flow projections of Magnetation were sufficient to allow us to recover our investment in Magnetation. During the quarter ended March 31, 2015, the near-term liquidity issues faced by Magnetation intensified due to a combination of an approximately 20.0% decline in the daily IODEX index and substantially lower IODEX futures pricing toward the end of the quarter, a slower-than-expected ramp-up of its pellet plant operations and resulting lower sales levels, payments due for construction overruns on the pellet and third concentrate plants, and higher-than-expected start-up and operating costs. Although Magnetation accomplished several actions in late 2014 and early 2015 to increase its liquidity, such liquidity enhancements and other cost reduction initiatives did not increase liquidity enough for it to withstand the significant market decline in iron ore pricing during the first quarter of 2015. Based on the outlook for iron ore prices at March 31, 2015, we concluded that prices could remain suppressed for the near future and it raised questions about the ability of Magnetation to operate profitably. In March 2015, Magnetation began discussions with certain debtholders to seek a solution to its liquidity issues. We also participated in those discussions but no acceptable restructuring was agreed upon. On May 5, 2015, Magnetation and its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code with the United States Bankruptcy Court for the District of Minnesota. Magnetation’s outstanding indebtedness is non-recourse to us. We are not required to make any additional capital contributions or other future investments in Magnetation and have not guaranteed any obligations of Magnetation. Because we consider it unlikely that we will retain an equity interest in Magnetation following Magnetation’s bankruptcy, we do not expect to record any further impact in our financial statements from our equity investment in Magnetation.